Share-based payments - Changes in Outstanding Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	214	534	2,066
Exercised (in shares)	(30)	(287)	(1,474)
Expiration at end of plan life (in shares)	(25)
Forfeitures and cancellations (in shares)		(33)	(58)
Outstanding at end of year (in shares)	159	214	534
Vested and exercisable at end of year (in shares)	159	214	534
Additional Disclosures
Aggregate intrinsic value, Exercised	$ 659	$ 10,172	$ 32,333
Aggregate intrinsic value, Outstanding at end of year	$ 3,958	$ 3,665	$ 11,700
1997 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	25	58	116
Exercised (in shares)	0	0	0
Expiration at end of plan life (in shares)	(25)
Forfeitures and cancellations (in shares)		(33)	(58)
Outstanding at end of year (in shares)	0	25	58
Vested and exercisable at end of year (in shares)	0	25	58
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 64.51	$ 113.46	$ 132.13
Exercised (in dollars per share)	0	0	0
Expirations at end of plan life (in dollars per share)	64.51
Forfeitures and cancellations (in dollars per share)		150.46	151.20
Outstanding at end of year (in dollars per share)	0	64.51	113.46
Vested and exercisable at end of year (in dollars per share)	$ 0	$ 64.51	$ 113.46
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	0 years	2 months 12 days	7 months 17 days
Weighted average remaining life, Vested and exercisable at end of year	0 years	2 months 12 days	7 months 17 days
2010 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	189	476	1,950
Exercised (in shares)	(30)	(287)	(1,474)
Expiration at end of plan life (in shares)	0
Forfeitures and cancellations (in shares)		0	0
Outstanding at end of year (in shares)	159	189	476
Vested and exercisable at end of year (in shares)	159	189	476
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 11.98	$ 11.73	$ 11.57
Exercised (in dollars per share)	11.50	11.56	11.51
Expirations at end of plan life (in dollars per share)	0
Forfeitures and cancellations (in dollars per share)		0	0
Outstanding at end of year (in dollars per share)	12.07	11.98	11.73
Vested and exercisable at end of year (in dollars per share)	$ 12.07	$ 11.98	$ 11.73
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	8 months 23 days	1 year 8 months 1 day	2 years 5 months 23 days
Weighted average remaining life, Vested and exercisable at end of year	8 months 23 days	1 year 8 months 1 day	2 years 5 months 23 days